Issuance of Convertible Notes with Warrants (Details) (USD $)	Sep. 30, 2013	Mar. 15, 2013	Feb. 26, 2013
Issuance of Convertible Notes with Warrants
Company entered into two (2) 12% convertible notes payable	$ 0	$ 0	$ 350,000
Company cancelled a prior convertible note and entered into a 12% convertible note payable of	0	220,438	0
Payees have the option to convert the outstanding notes and interest due into the Company's common shares	$ 0.25	$ 0.25	$ 0
Company granted to the Payees a warrant to purchase common shares	1,400,000	881,753	0
exercisable per share	$ 0.25	$ 0.25	$ 0
The relative fair value of these warrants granted, estimated on the date of grant	0	98,095	110,425
After allocation of proceeds	0	0	110,425
warrants as a discount to the Convertible Note	0	0	113,925
additional paid-in capital and debit amt	0	0	113,925
The amortization of the discount and beneficial conversion feature amounted	$ 0	$ 122,343	$ 0